Leases (Details)	Mar. 31, 2026	Mar. 31, 2025
Leases [Line Items]
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease liabilities	Lease liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease liabilities	Lease liabilities
Finance lease term	3 years
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease liabilities	Lease liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease liabilities	Lease liabilities
Remaining lease term	2 years
Weighted average incremental borrowing rate	4.33%
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	lease liabilities or right-of-use assets	lease liabilities or right-of-use assets
Operating lease term	3 years
Minimum [Member]
Leases [Line Items]
Sales-type lease term	3 years
Maximum [Member]
Leases [Line Items]
Sales-type lease term	5 years